Risk Management - Disclosure of analysis of credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments (Details) - GBP (£)
£ in Millions
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,518,454	£ 1,491,765
ECL coverage	100.00%
Gross exposure | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 22,197	16,338
Accumulated impairment
Disclosure of internal credit grades [line items]
Credit exposure	(5,727)	(5,532)
Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 24,307	£ 24,173
ECL coverage	0.70%	0.80%
Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 24,469	£ 24,358
Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	22,448	21,028
Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,905	2,835
Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	116	495
Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(162)	(185)
Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(36)	(43)
Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(103)	(126)
Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(23)	(16)
Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 403,060	£ 407,545
ECL coverage	0.10%	0.10%
Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 403,314	£ 407,799
Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	388,045	391,227
Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	14,568	15,893
Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	696	673
Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5	6
Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(254)	(254)
Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(108)	(121)
Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(137)	(124)
Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(9)	(9)
Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 361,523	£ 346,273
ECL coverage	1.40%	1.40%
Loans and advances | Gross exposure | Assets and liabilities classified as held for sale
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,037	£ 10,033
Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	366,812	351,343
Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	328,579	306,774
Loans and advances | Gross exposure | Stage 1 | Assets and liabilities classified as held for sale
Disclosure of internal credit grades [line items]
Credit exposure	5,511	8,586
Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	30,664	37,153
Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2 | Assets and liabilities classified as held for sale
Disclosure of internal credit grades [line items]
Credit exposure	472	1,225
Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	7,530	7,359
Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	39	57
Loans and advances | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of internal credit grades [line items]
Credit exposure	(236)	(489)
Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(5,289)	(5,070)
Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(891)	(938)
Loans and advances | Accumulated impairment | Stage 1 | Assets and liabilities classified as held for sale
Disclosure of internal credit grades [line items]
Credit exposure	(66)	(99)
Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1,708)	(1,751)
Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2 | Assets and liabilities classified as held for sale
Disclosure of internal credit grades [line items]
Credit exposure	(126)	(226)
Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(2,690)	(2,381)
Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 177,333	£ 168,061
ECL coverage	0.10%	0.10%
Retail mortgages | Gross exposure
Disclosure of internal credit grades [line items]
Credit exposure	£ 177,450	£ 168,248	£ 172,095
Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	177,450	168,248
Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	161,654	146,690	150,202
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	13,829	19,596	19,469
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	1,967	1,962	2,424
Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0	0
Retail mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Credit exposure	(117)	(187)	(583)
Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(117)	(187)
Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(17)	(38)	(50)
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(16)	(62)	(105)
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(84)	(87)	(428)
Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0	0
Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 36,952	£ 34,779
ECL coverage	8.30%	8.70%
Retail credit cards | Gross exposure
Disclosure of internal credit grades [line items]
Credit exposure	£ 40,281	£ 38,086	37,707
Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	40,281	38,086
Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	33,723	31,126	30,409
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	4,479	5,017	5,578
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	2,055	1,903	1,720
Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	24	40	0
Retail credit cards | Accumulated impairment
Disclosure of internal credit grades [line items]
Credit exposure	(3,329)	(3,307)	(3,486)
Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(3,329)	(3,307)
Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(566)	(553)	(523)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1,194)	(1,247)	(1,630)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(1,569)	(1,507)	(1,333)
Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0	0
Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 13,914	£ 13,808
ECL coverage	3.60%	2.90%
Retail other | Gross exposure
Disclosure of internal credit grades [line items]
Credit exposure	£ 14,431	£ 14,218	10,305
Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	14,431	14,218
Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	12,349	12,450	8,469
Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,718	1,373	1,343
Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	349	378	493
Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	15	17	0
Retail other | Accumulated impairment
Disclosure of internal credit grades [line items]
Credit exposure	(517)	(410)	(353)
Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(517)	(410)
Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(101)	(138)	(59)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(183)	(111)	(118)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(233)	(161)	(176)
Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0	0
Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 133,324	£ 129,625
ECL coverage	1.00%	0.90%
Corporate loans | Gross exposure
Disclosure of internal credit grades [line items]
Credit exposure	£ 134,650	£ 130,791	128,361
Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	134,650	130,791
Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	120,853	116,508	112,505
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	10,638	11,167	13,302
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	3,159	3,116	2,554
Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0	0
Corporate loans | Accumulated impairment
Disclosure of internal credit grades [line items]
Credit exposure	(1,326)	(1,166)	(1,299)
Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(1,326)	(1,166)
Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(207)	(209)	(287)
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(315)	(331)	(414)
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(804)	(626)	(598)
Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0	£ 0
100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 93	£ 479
ECL coverage	19.80%	3.20%
100% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 116	£ 495
100% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	116	495
100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(23)	(16)
100% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(23)	(16)
100% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 692	£ 670
ECL coverage	1.30%	1.30%
100% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 701	£ 679
100% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	696	673
100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5	6
100% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(9)	(9)
100% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(9)	(9)
100% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
100% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,879	£ 5,034
ECL coverage	35.50%	32.10%
100% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,569	£ 7,413
100% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	7,530	7,356
100% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	39	57
100% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(2,690)	(2,379)
100% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(2,690)	(2,379)
100% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,883	£ 1,875
ECL coverage	4.30%	4.40%
100% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,967	£ 1,962
100% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	1,967	1,962
100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(84)	(87)
100% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(84)	(87)
100% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 510	£ 436
ECL coverage	75.50%	77.60%
100% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,079	£ 1,943
100% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	2,055	1,903
100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	24	40
100% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(1,569)	(1,507)
100% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(1,569)	(1,507)
100% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 131	£ 234
ECL coverage	64.00%	40.80%
100% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 364	£ 395
100% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	349	378
100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	15	17
100% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(233)	(161)
100% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(233)	(161)
100% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,355	£ 2,489
ECL coverage	25.50%	20.00%
100% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,159	£ 3,113
100% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	3,159	3,113
100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(804)	(624)
100% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	(804)	(624)
100% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 8,836	£ 8,440
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 8,837	£ 8,442
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	8,837	8,132
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	310
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	(2)
Strong | 0.0 to 0.05% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	(1)
Strong | 0.0 to 0.05% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	(1)
Strong | 0.0 to 0.05% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 99,743	£ 92,928
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 99,747	£ 92,931
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	99,493	92,589
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	254	342
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(4)	(3)
Strong | 0.0 to 0.05% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(4)	(3)
Strong | 0.0 to 0.05% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.0 to 0.05% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 55,510	£ 69,276
ECL coverage	0.10%	0.00%
Strong | 0.0 to 0.05% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 55,585	£ 69,287
Strong | 0.0 to 0.05% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	55,073	68,406
Strong | 0.0 to 0.05% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	512	878
Strong | 0.0 to 0.05% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	3
Strong | 0.0 to 0.05% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(75)	(11)
Strong | 0.0 to 0.05% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(46)	(8)
Strong | 0.0 to 0.05% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(29)	(1)
Strong | 0.0 to 0.05% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	(2)
Strong | 0.0 to 0.05% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,670	£ 27,447
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,670	£ 27,448
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	11,602	26,799
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	68	649
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	0	(1)
Strong | 0.0 to 0.05% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	(1)
Strong | 0.0 to 0.05% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,724	£ 119
ECL coverage	3.50%	0.00%
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,787	£ 119
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,749	119
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	38	0
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(63)	0
Strong | 0.0 to 0.05% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(40)	0
Strong | 0.0 to 0.05% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(23)	0
Strong | 0.0 to 0.05% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 47	£ 76
ECL coverage	0.00%	1.30%
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 47	£ 77
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	46	76
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	0	(1)
Strong | 0.0 to 0.05% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	(1)
Strong | 0.0 to 0.05% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 42,069	£ 41,634
ECL coverage	0.00%	0.00%
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 42,081	£ 41,643
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	41,676	41,412
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	405	228
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	3
Strong | 0.0 to 0.05% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.0 to 0.05% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(12)	(9)
Strong | 0.0 to 0.05% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(6)
Strong | 0.0 to 0.05% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(1)
Strong | 0.0 to 0.05% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	(2)
Strong | 0.0 to 0.05% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 4,096	£ 4,932
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 4,098	£ 4,934
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,920	4,934
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	178	0
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(2)
Strong | 0.05 to 0.15% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(2)
Strong | 0.05 to 0.15% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 92,391	£ 82,823
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 92,398	£ 82,831
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	91,508	82,489
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	890	342
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(7)	(8)
Strong | 0.05 to 0.15% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(7)	(8)
Strong | 0.05 to 0.15% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.05 to 0.15% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 122,075	£ 123,768
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 122,090	£ 123,801
Strong | 0.05 to 0.15% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	119,748	116,783
Strong | 0.05 to 0.15% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,342	7,018
Strong | 0.05 to 0.15% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(15)	(33)
Strong | 0.05 to 0.15% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(14)	(30)
Strong | 0.05 to 0.15% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(3)
Strong | 0.05 to 0.15% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 93,410	£ 97,265
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 93,413	£ 97,284
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	91,122	90,420
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,291	6,864
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(19)
Strong | 0.05 to 0.15% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(16)
Strong | 0.05 to 0.15% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(3)
Strong | 0.05 to 0.15% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,362	£ 1,708
ECL coverage	0.10%	0.10%
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,365	£ 1,710
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,360	1,706
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5	4
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(2)
Strong | 0.05 to 0.15% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(2)
Strong | 0.05 to 0.15% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 459	£ 578
ECL coverage	0.20%	0.30%
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 460	£ 580
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	454	575
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6	5
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(2)
Strong | 0.05 to 0.15% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(1)	(2)
Strong | 0.05 to 0.15% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 25,844	£ 24,217
ECL coverage	0.00%	0.00%
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 25,852	£ 24,227
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	25,812	24,082
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	40	145
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(10)
Strong | 0.05 to 0.15% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(10)
Strong | 0.05 to 0.15% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.05 to 0.15% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 3,648	£ 3,106
ECL coverage	0.10%	0.10%
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 3,650	£ 3,108
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,645	2,717
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5	391
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(2)
Strong | 0.15 to 0.30% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(2)	(2)
Strong | 0.15 to 0.30% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 60,414	£ 64,062
ECL coverage	0.00%	0.00%
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 60,421	£ 64,075
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	59,653	63,004
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	768	1,071
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(7)	(13)
Strong | 0.15 to 0.30% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(6)	(12)
Strong | 0.15 to 0.30% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	(1)
Strong | 0.15 to 0.30% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.15 to 0.30% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 61,569	£ 39,838
ECL coverage	0.10%	0.10%
Strong | 0.15 to 0.30% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 61,619	£ 39,876
Strong | 0.15 to 0.30% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	58,118	34,873
Strong | 0.15 to 0.30% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,501	5,003
Strong | 0.15 to 0.30% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(50)	(38)
Strong | 0.15 to 0.30% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(26)	(30)
Strong | 0.15 to 0.30% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(24)	(8)
Strong | 0.15 to 0.30% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 42,734	£ 22,977
ECL coverage	0.00%	0.10%
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 42,741	£ 22,991
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	39,834	18,574
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,907	4,417
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(7)	(14)
Strong | 0.15 to 0.30% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(5)	(8)
Strong | 0.15 to 0.30% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(6)
Strong | 0.15 to 0.30% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,080	£ 3,588
ECL coverage	0.20%	0.30%
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,087	£ 3,597
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	3,082	3,592
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5	5
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(7)	(9)
Strong | 0.15 to 0.30% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(7)	(9)
Strong | 0.15 to 0.30% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 899	£ 776
ECL coverage	0.20%	0.50%
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 901	£ 780
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	889	774
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	12	6
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(4)
Strong | 0.15 to 0.30% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(4)
Strong | 0.15 to 0.30% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 14,856	£ 12,497
ECL coverage	0.20%	0.10%
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 14,890	£ 12,508
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	14,313	11,933
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	577	575
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(34)	(11)
Strong | 0.15 to 0.30% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(12)	(9)
Strong | 0.15 to 0.30% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(22)	(2)
Strong | 0.15 to 0.30% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.15 to 0.30% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 2,114	£ 2,292
ECL coverage	0.10%	0.20%
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 2,117	£ 2,296
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,025	2,177
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	92	119
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(3)	(4)
Strong | 0.30 to 0.60% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(3)	(4)
Strong | 0.30 to 0.60% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 70,848	£ 71,654
ECL coverage	0.00%	0.00%
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 70,856	£ 71,674
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	70,160	70,770
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	696	904
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(8)	(20)
Strong | 0.30 to 0.60% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(8)	(19)
Strong | 0.30 to 0.60% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	(1)
Strong | 0.30 to 0.60% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Strong | 0.30 to 0.60% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 49,196	£ 40,290
ECL coverage	0.20%	0.20%
Strong | 0.30 to 0.60% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 49,297	£ 40,378
Strong | 0.30 to 0.60% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	45,929	36,987
Strong | 0.30 to 0.60% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,368	3,391
Strong | 0.30 to 0.60% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(101)	(88)
Strong | 0.30 to 0.60% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(93)	(72)
Strong | 0.30 to 0.60% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(16)
Strong | 0.30 to 0.60% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 19,860	£ 12,752
ECL coverage	0.10%	0.20%
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 19,872	£ 12,774
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	17,191	9,829
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,681	2,945
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(12)	(22)
Strong | 0.30 to 0.60% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(10)	(12)
Strong | 0.30 to 0.60% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(2)	(10)
Strong | 0.30 to 0.60% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,122	£ 5,742
ECL coverage	0.40%	0.50%
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,144	£ 5,768
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	5,132	5,758
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	12	10
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(22)	(26)
Strong | 0.30 to 0.60% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(22)	(26)
Strong | 0.30 to 0.60% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,523	£ 4,584
ECL coverage	0.50%	0.30%
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,554	£ 4,598
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	6,491	4,539
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	63	59
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(31)	(14)
Strong | 0.30 to 0.60% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(28)	(11)
Strong | 0.30 to 0.60% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(3)
Strong | 0.30 to 0.60% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 17,691	£ 17,212
ECL coverage	0.20%	0.20%
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 17,727	£ 17,238
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	17,115	16,861
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	612	377
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(36)	(26)
Strong | 0.30 to 0.60% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(33)	(23)
Strong | 0.30 to 0.60% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(3)
Strong | 0.30 to 0.60% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong | 0.30 to 0.60% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 2,988	£ 2,853
ECL coverage	0.50%	0.70%
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 3,003	£ 2,872
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,773	2,309
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	230	563
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(15)	(19)
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(12)	(12)
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(3)	(7)
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 55,148	£ 71,169
ECL coverage	0.10%	0.10%
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 55,214	£ 71,217
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	52,220	68,038
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	2,994	3,179
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(66)	(48)
Satisfactory | 0.60 to 2.15% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(38)	(36)
Satisfactory | 0.60 to 2.15% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(28)	(12)
Satisfactory | 0.60 to 2.15% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 39,817	£ 40,087
ECL coverage	0.80%	1.10%
Satisfactory | 0.60 to 2.15% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 40,125	£ 40,513
Satisfactory | 0.60 to 2.15% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	33,583	33,596
Satisfactory | 0.60 to 2.15% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	6,542	6,917
Satisfactory | 0.60 to 2.15% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(308)	(426)
Satisfactory | 0.60 to 2.15% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(235)	(341)
Satisfactory | 0.60 to 2.15% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(73)	(85)
Satisfactory | 0.60 to 2.15% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,248	£ 3,584
ECL coverage	0.10%	0.60%
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,252	£ 3,604
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,548	863
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,704	2,741
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(20)
Satisfactory | 0.60 to 2.15% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	(1)
Satisfactory | 0.60 to 2.15% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(19)
Satisfactory | 0.60 to 2.15% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,526	£ 10,278
ECL coverage	1.20%	1.80%
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,661	£ 10,469
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	11,536	10,298
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	125	171
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(135)	(191)
Satisfactory | 0.60 to 2.15% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(127)	(179)
Satisfactory | 0.60 to 2.15% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(12)
Satisfactory | 0.60 to 2.15% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,126	£ 5,909
ECL coverage	1.10%	1.50%
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,160	£ 6,001
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	2,894	5,762
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	266	239
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(34)	(92)
Satisfactory | 0.60 to 2.15% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(23)	(82)
Satisfactory | 0.60 to 2.15% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(11)	(10)
Satisfactory | 0.60 to 2.15% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 20,917	£ 20,316
ECL coverage	0.60%	0.60%
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 21,052	£ 20,439
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	17,605	16,673
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,447	3,766
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(135)	(123)
Satisfactory | 0.60 to 2.15% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(85)	(79)
Satisfactory | 0.60 to 2.15% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(50)	(44)
Satisfactory | 0.60 to 2.15% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 0.60 to 2.15% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 1,823	£ 1,609
ECL coverage	1.70%	3.50%
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 1,854	£ 1,667
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,163	730
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	691	937
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(31)	(58)
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(15)	(22)
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(16)	(36)
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 19,637	£ 20,077
ECL coverage	0.40%	0.50%
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 19,719	£ 20,168
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	14,387	13,633
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5,332	6,535
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(82)	(91)
Satisfactory | 2.15 to 11.35% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(40)	(41)
Satisfactory | 2.15 to 11.35% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(42)	(50)
Satisfactory | 2.15 to 11.35% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Satisfactory | 2.15 to 11.35% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 23,704	£ 23,717
ECL coverage	3.90%	4.10%
Satisfactory | 2.15 to 11.35% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,660	£ 24,732
Satisfactory | 2.15 to 11.35% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	15,382	15,400
Satisfactory | 2.15 to 11.35% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	9,278	9,332
Satisfactory | 2.15 to 11.35% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(956)	(1,015)
Satisfactory | 2.15 to 11.35% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(417)	(384)
Satisfactory | 2.15 to 11.35% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(539)	(631)
Satisfactory | 2.15 to 11.35% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,557	£ 1,748
ECL coverage	0.20%	0.90%
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,561	£ 1,764
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	296	83
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,265	1,681
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(16)
Satisfactory | 2.15 to 11.35% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(4)	(16)
Satisfactory | 2.15 to 11.35% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,086	£ 11,501
ECL coverage	5.90%	6.00%
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 11,775	£ 12,237
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	9,431	9,330
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	2,344	2,907
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(689)	(736)
Satisfactory | 2.15 to 11.35% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(321)	(290)
Satisfactory | 2.15 to 11.35% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(368)	(446)
Satisfactory | 2.15 to 11.35% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,475	£ 1,481
ECL coverage	4.10%	4.00%
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,581	£ 1,543
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	1,515	656
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,066	887
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(106)	(62)
Satisfactory | 2.15 to 11.35% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(39)	(21)
Satisfactory | 2.15 to 11.35% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(67)	(41)
Satisfactory | 2.15 to 11.35% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,586	£ 8,987
ECL coverage	2.00%	2.20%
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,743	£ 9,188
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	4,140	5,331
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	3,603	3,857
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(157)	(201)
Satisfactory | 2.15 to 11.35% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(57)	(73)
Satisfactory | 2.15 to 11.35% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(100)	(128)
Satisfactory | 2.15 to 11.35% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory | 2.15 to 11.35% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Contingent liabilities
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 709	£ 462
ECL coverage	10.70%	15.10%
Higher Risk | 11.35 to 100% | Contingent liabilities | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 794	£ 544
Higher Risk | 11.35 to 100% | Contingent liabilities | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	85	29
Higher Risk | 11.35 to 100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	709	515
Higher Risk | 11.35 to 100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Contingent liabilities | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Contingent liabilities | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(85)	(82)
Higher Risk | 11.35 to 100% | Contingent liabilities | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(1)	0
Higher Risk | 11.35 to 100% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(84)	(82)
Higher Risk | 11.35 to 100% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Contingent liabilities | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Loan commitments
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 4,187	£ 4,162
ECL coverage	1.70%	1.50%
Higher Risk | 11.35 to 100% | Loan commitments | Gross exposure | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	£ 4,258	£ 4,224
Higher Risk | 11.35 to 100% | Loan commitments | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	624	704
Higher Risk | 11.35 to 100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,634	3,520
Higher Risk | 11.35 to 100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Loan commitments | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Loan commitments | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(71)	(62)
Higher Risk | 11.35 to 100% | Loan commitments | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(5)	(2)
Higher Risk | 11.35 to 100% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	(66)	(60)
Higher Risk | 11.35 to 100% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Loan commitments | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0	0
Higher Risk | 11.35 to 100% | Loans and advances
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,773	£ 4,263
ECL coverage	18.60%	20.20%
Higher Risk | 11.35 to 100% | Loans and advances | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,867	£ 5,343
Higher Risk | 11.35 to 100% | Loans and advances | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	746	729
Higher Risk | 11.35 to 100% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	5,121	4,614
Higher Risk | 11.35 to 100% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Loans and advances | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Loans and advances | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(1,094)	(1,080)
Higher Risk | 11.35 to 100% | Loans and advances | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(60)	(73)
Higher Risk | 11.35 to 100% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(1,034)	(1,007)
Higher Risk | 11.35 to 100% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Loans and advances | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail mortgages
Disclosure of internal credit grades [line items]
Credit exposure	£ 971	£ 413
ECL coverage	0.30%	1.90%
Higher Risk | 11.35 to 100% | Retail mortgages | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 974	£ 421
Higher Risk | 11.35 to 100% | Retail mortgages | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	61	122
Higher Risk | 11.35 to 100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	913	299
Higher Risk | 11.35 to 100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail mortgages | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail mortgages | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(8)
Higher Risk | 11.35 to 100% | Retail mortgages | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(3)	(8)
Higher Risk | 11.35 to 100% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail mortgages | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail credit cards
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,542	£ 1,407
ECL coverage	35.30%	37.30%
Higher Risk | 11.35 to 100% | Retail credit cards | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,383	£ 2,243
Higher Risk | 11.35 to 100% | Retail credit cards | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	433	323
Higher Risk | 11.35 to 100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,950	1,920
Higher Risk | 11.35 to 100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail credit cards | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail credit cards | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(841)	(836)
Higher Risk | 11.35 to 100% | Retail credit cards | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(46)	(47)
Higher Risk | 11.35 to 100% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(795)	(789)
Higher Risk | 11.35 to 100% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail credit cards | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail other
Disclosure of internal credit grades [line items]
Credit exposure	£ 254	£ 170
ECL coverage	30.20%	30.30%
Higher Risk | 11.35 to 100% | Retail other | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 364	£ 244
Higher Risk | 11.35 to 100% | Retail other | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	60	68
Higher Risk | 11.35 to 100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	304	176
Higher Risk | 11.35 to 100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail other | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail other | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(110)	(74)
Higher Risk | 11.35 to 100% | Retail other | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(8)	(17)
Higher Risk | 11.35 to 100% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(102)	(57)
Higher Risk | 11.35 to 100% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Retail other | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Corporate loans
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,006	£ 2,273
ECL coverage	6.50%	6.70%
Higher Risk | 11.35 to 100% | Corporate loans | Gross exposure | Total
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,146	£ 2,435
Higher Risk | 11.35 to 100% | Corporate loans | Gross exposure | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	192	216
Higher Risk | 11.35 to 100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	1,954	2,219
Higher Risk | 11.35 to 100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Corporate loans | Gross exposure | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Corporate loans | Accumulated impairment | Total
Disclosure of internal credit grades [line items]
Credit exposure	(140)	(162)
Higher Risk | 11.35 to 100% | Corporate loans | Accumulated impairment | Stage 1
Disclosure of internal credit grades [line items]
Credit exposure	(6)	(9)
Higher Risk | 11.35 to 100% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 2
Disclosure of internal credit grades [line items]
Credit exposure	(134)	(153)
Higher Risk | 11.35 to 100% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher Risk | 11.35 to 100% | Corporate loans | Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0